Accrued Liabilities - Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Liabilities - Related Parties [Abstract]
Schedule of Accrued Liabilities and Expenses	Accrued liabilities and expenses as of March 31, 2026 and December 31, 2025 consist of the following:
	March 31, 2026	December 31, 2025
Board of Director fees	$18,750	$50,000
Total	$18,750	$50,000
Accrued liabilities and expenses as of December 31, 2025 and 2024 consist of the following:
	December 31, 2025	December 31, 2024
Board of Director fees	$50,000	$100,000
Total	$50,000	$100,000